Rule 497(e)
                                      Registration Nos. 333-182308 and 811-22717


                       FIRST TRUST EXCHANGE-TRADED FUND VI

                FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF
                                  (the "Fund")

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
           DATED FEBRUARY 1, 2016, AS SUPPLEMENTED ON MARCH 18, 2016

                            DATED DECEMBER 13, 2016


      Notwithstanding anything to the contrary in the Fund's Prospectus or Statement of Additional Information, the Fund's name is changed to "First Trust Rising Dividend Achievers ETF."



           PLEASE KEEP THIS SUPPLEMENT WITH THE FUND'S PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE